UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   General Counsel, Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY         10 August 2000
      ---------------------      -----------------    ---------------
          [Signature]              [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name
      28-
         ----------------      ----------------------------------------
      [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               43
                                          --------------
Form 13F Information Table Value Total:   $       11,511
                                          --------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number           Name

                  28-
      ---            --------------              --------------------------
      [Repeat as necessary.]

                                                   FORM 13-F INFORMATION TABLE
                                             REPORTING MANAGER: W.P. STEWART & CO., LTD.

 DATE AS OF  6/30/00

                    COLUMN 1               COLUMN 2             COLUMN 3           COLUMN 4          COLUMN 5
                    ---------              ---------            ---------         ---------         ---------
                                                                                     VALUE
                 NAME OF ISSUER         TITLE OF CLASS          CUSIP NO.          (x$1000)           SHARES
                 ---------------        ---------------        -----------          --------           -------
AUTOMATIC DATA PROCESSING INC            COMMON STOCK          053015103             1082220          20204813
AUTOZONE INC.                            COMMON STOCK          053332102              312374          14198817
CISCO SYSTEMS INC.                       COMMON STOCK          17275R102               93002           1463152
COCA COLA CO.                            COMMON STOCK          191216100               60414           1051823
COSTCO WHOLESALE CORP                    COMMON STOCK          22160K105               14963            453420
CVS CORP.                                COMMON STOCK          126650100              410828          10270691
DELL COMPUTER CORP.                      COMMON STOCK          247025109              632690          12830211
DOLLAR GENERAL CORP.                     COMMON STOCK          256669102              642346          32940826
ELI LILLY & CO                           COMMON STOCK          532457108              129485           1296470
EMC CORP-MASS                            COMMON STOCK          268648102              184598           2397380
ESTEE LAUDER COMPANIES INC               COMMON STOCK          518439104                 802             16220
FIRST DATA CORP.                         COMMON STOCK          319963104              277872           5599426
GAP INC.                                 COMMON STOCK          364760108              379529          12144926
GATEWAY INC                              COMMON STOCK          367626108              238385           4182186
GENERAL ELECTRIC CO.                     COMMON STOCK          369604103              240940           4546045
GILLETTE INC.                            COMMON STOCK          375766102              107044           3063873
HOME DEPOT INC.                          COMMON STOCK          437076102               99745           1997402
INTEL CORP.                              COMMON STOCK          458140100              884593           6616870
JOHNSON & JOHNSON                        COMMON STOCK          478160104              291476           2861116
KOHLS CORP                               COMMON STOCK          500255104               85383           1534976
LINEAR TECHNOLOGY CORP                   COMMON STOCK          535678106               61186            956967
MARRIOTT INTERNATIONAL INC               COMMON STOCK          571903202              290041           8042727
MCDONALDS CORP.                          COMMON STOCK          580135101              531496          16136497
MEDTRONIC INC.                           COMMON STOCK          585055106                1016             20400
MERCK & CO., INC.                        COMMON STOCK          589331107              581320           7586556
MICROSOFT CORP.                          COMMON STOCK          594918104              336303           4203782
NOKIA CORP-SPONSORED ADR                 COMMON STOCK          654902204               70478           1407800
NORTHERN TRUST CORP.                     COMMON STOCK          665859104              126119           1938433
PFIZER INC.                              COMMON STOCK          717081103              738894          15393630
PROCTER & GAMBLE CO.                     COMMON STOCK          742718109               33655            587862
SAFEWAY INC.                             COMMON STOCK          786514208               80380           1781266
SERVICEMASTER CO (THE)                   COMMON STOCK          81760N109               74768           6572973
STARBUCKS CORP                           COMMON STOCK          855244109              348934           9137393
STATE STREET CORP.                       COMMON STOCK          857477103              263813           2487338
STRYKER CORP.                            COMMON STOCK          863667101              722205          16507543
SUN MICROSYSTEMS INC                     COMMON STOCK          866810104                2183             24010
SYSCO CORP.                              COMMON STOCK          871829107              147002           3489673
VIACOM INC-CL A FORMRLY COMMON           COMMON STOCK          925524100                 335              4900
VIACOM INC-CL B FORMLY NON VTG           COMMON STOCK          925524308              308679           4526918
WALGREEN CO.                             COMMON STOCK          931422109              435307          13550419
WAL-MART STORES INC.                     COMMON STOCK          931142103               56691            983794
WALT DISNEY CO HOLDING CO                COMMON STOCK          254687106               65104           1677387
WM WRIGLEY JR. CO.                       COMMON STOCK          982526105               65984            822871

                                                                               $  11,510,582       257,511,782


                    COLUMN 1                 COLUMN 6         COLUMN 7                  COLUMN 8
                    ---------               ---------        ---------                   --------
                                            INVESTMENT         OTHER              VOTING AUTHORITY
                 NAME OF ISSUER             DISCRETION        MANAGERS             SOLE          SHARED     NONE
                 ---------------            ----------        ---------            -----       ---------    ----
AUTOMATIC DATA PROCESSING INC                  SOLE              NONE            20204813
AUTOZONE INC.                                  SOLE              NONE            14198817
CISCO SYSTEMS INC.                             SOLE              NONE             1463152
COCA COLA CO.                                  SOLE              NONE             1051823
COSTCO WHOLESALE CORP                          SOLE              NONE              453420
CVS CORP.                                      SOLE              NONE            10270691
DELL COMPUTER CORP.                            SOLE              NONE            12830211
DOLLAR GENERAL CORP.                           SOLE              NONE            32940826
ELI LILLY & CO                                 SOLE              NONE             1296470
EMC CORP-MASS                                  SOLE              NONE             2397380
ESTEE LAUDER COMPANIES INC                     SOLE              NONE               16220
FIRST DATA CORP.                               SOLE              NONE             5599426
GAP INC.                                       SOLE              NONE            12144926
GATEWAY INC                                    SOLE              NONE             4182186
GENERAL ELECTRIC CO.                           SOLE              NONE             4546045
GILLETTE INC.                                  SOLE              NONE             3063873
HOME DEPOT INC.                                SOLE              NONE             1997402
INTEL CORP.                                    SOLE              NONE             6616870
JOHNSON & JOHNSON                              SOLE              NONE             2861116
KOHLS CORP                                     SOLE              NONE             1534976
LINEAR TECHNOLOGY CORP                         SOLE              NONE              956967
MARRIOTT INTERNATIONAL INC                     SOLE              NONE             8042727
MCDONALDS CORP.                                SOLE              NONE            16136497
MEDTRONIC INC.                                 SOLE              NONE               20400
MERCK & CO., INC.                              SOLE              NONE             7586556
MICROSOFT CORP.                                SOLE              NONE             4203782
NOKIA CORP-SPONSORED ADR                       SOLE              NONE             1407800
NORTHERN TRUST CORP.                           SOLE              NONE             1938433
PFIZER INC.                                    SOLE              NONE            15393630
PROCTER & GAMBLE CO.                           SOLE              NONE              587862
SAFEWAY INC.                                   SOLE              NONE             1781266
SERVICEMASTER CO (THE)                         SOLE              NONE             6572973
STARBUCKS CORP                                 SOLE              NONE             9137393
STATE STREET CORP.                             SOLE              NONE             2487338
STRYKER CORP.                                  SOLE              NONE            16507543
SUN MICROSYSTEMS INC                           SOLE              NONE               24010
SYSCO CORP.                                    SOLE              NONE             3489673
VIACOM INC-CL A FORMRLY COMMON                 SOLE              NONE                4900
VIACOM INC-CL B FORMLY NON VTG                 SOLE              NONE             4526918
WALGREEN CO.                                   SOLE              NONE            13550419
WAL-MART STORES INC.                           SOLE              NONE              983794
WALT DISNEY CO HOLDING CO                      SOLE              NONE             1677387
WM WRIGLEY JR. CO.                             SOLE              NONE              822871

                                                                              257,511,782